Organization and Principal Activities - Principal subsidiaries of Vies and Equity investees (Detail)	12 Months Ended
Dec. 31, 2020 [1]
Cheetah Technology
Percentage of ownership	100.00%
Beijing Security
Percentage of ownership	100.00%
Conew Network
Percentage of ownership	100.00%
HK Zoom
Percentage of ownership	100.00%
Cheetah Information
Percentage of ownership	100.00%
Cheetah Mobile Singapore
Percentage of ownership	100.00%
Beijing Chibao Technology
Percentage of ownership	100.00%
Beijing Kingsoft Cheetah Technology
Percentage of ownership	100.00%
Jingdezhen Jibao Information
Percentage of ownership	100.00%
Japan Kingsoft
Percentage of ownership	41.90%
Zhuhai Baoqu Technology
Percentage of ownership	75.00%
Cheetah Mobile Hong Kong
Percentage of ownership	100.00%
Multicloud Limited
Percentage of ownership	100.00%
Beijing Conew
Percentage of ownership	0.00%
Beijing Mobile
Percentage of ownership	0.00%
Beijing Cheetah Network Technology Co Ltd.
Percentage of ownership	0.00%

[1]	Percentage of ownership is calculated on fully diluted basis.